UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                               Form 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/09

Check here if Amendment (   ); Amendment Number: __________
This Amendment(check only one):(    ) is a restatement.
                               (    ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Dynamis Advisors, LLC
Address:  310 Fourth Street NE, Suite 101
          Charlottesville, VA  22902

Form 13F File Number:  028-11559

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:          John H. Bocock
Title:         Member
Phone:         (434) 220-0234

Signature, Place, and Date of Signing:

s/ John H. Bocock     Richmond, VA      November 9, 2009
(Signature)          (City, State)      (Date)


Report Type (Check only one.):

( X )	13F HOLDINGS REPORT.(Check here if all holdings of this
 	reporting manager are reported in this report.)

(   )	13F NOTICE.  (Check here if no holdings reported are
	in this report, and all holdings are reported by other reporting manager(s).)

(   ) 	13F COMBINATION REPORT.  (Check here if a portion of
	the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

	Form 13F File Number	Name

28-_________________	__________________________
(Repeat as necessary.)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	  0

Form 13F Information Table Entry Total:	  21

Form 13F Information Table Value Total:	 $161,853
                                        (thousands)

List of Other Included Managers:	NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state NONE and omit the column headings and list entries.)

	No.		Form 13F File Number	Name

	____		28-______________		       ____

	(Repeat as necessary.)


                                                                  FORM 13F INFORMATION TABLE

							Value	Shares or  Sh/	Put/  Invstmt	Other	Voting Authority
Name of Issuer		Title of Class	  Cusip	      (x1000)	Prn Amt	   Prn	Call  Dscretn  Managers Sole    Shared	None

ADA ES INC			COM	  005208103	 853 	243,755    SH		Sole		243,755    0	0
BPZ RESOURCES, INC		COM	  055639108    2,825 	375,720    SH		Sole		375,720    0	0
CAL DIVE INTERNATIONAL, INC.	COM	  12802T101    1,211 	122,400    SH		Sole		122,400    0	0
CHESAPEAKE ENERGY CORP		COM	  165167107   11,935 	420,255    SH		Sole		420,255    0	0
EXXON MOBIL CORP		COM	  30231G102   27,382 	399,100    SH	CALL	Sole		399,100    0	0
ION GEOPHYSICAL CORP		COM	  462044108	 919 	261,200    SH		Sole		261,200    0	0
ISHARES TR INDEX	  RUSSELL 2000	  464287655   18,072 	300,000    SH	PUT	Sole		300,000    0	0
MCDERMOTT INTL 			COM	  580037109   19,634 	776,983    SH		Sole		776,983    0	0
PETROHAWK ENERGY CORP		COM	  716495106    7,191 	297,017    SH		Sole		297,017    0	0
PLAINS EXPL & PROD CO LP	COM	  726505100    4,072 	147,200    SH		Sole		147,200    0	0
PLAINS EXPL & PROD CO LP	COM	  726505100    1,383 	 50,000    SH	CALL	Sole		 50,000    0	0
RANGE RESOURCES CORP	  	COM	  75281A109    7,889 	159,830    SH		Sole		159,830    0	0
SANDRIDGE ENERGY, INC.		COM	  80007P307    2,361 	182,200    SH		Sole		182,200    0	0
SOUTHWESTERN ENERGY CO.		COM	  845467109    8,820 	206,660    SH		Sole		206,660    0	0
SUPERIOR ENERGY SERVICES INC.	COM	  868157108    1,186 	 52,679    SH		Sole		 52,679    0	0
SWIFT ENERGY COMPANY		COM	  870738101    2,162 	 91,300    SH		Sole		 91,300    0	0
ULTRA PETROLEUM CORP		COM	  903914109   12,342 	252,084    SH		Sole		252,084    0	0
VANTAGE DRILLING COMPANY      ORD SHS	  G93205113    4,111  2,246,400    SH		Sole	      2,246,400    0	0
WEATHERFORD INTL LTD	        REG  	  H27013103    8,578 	413,802    SH		Sole		413,802    0	0
NOBLE CORPORATION (CH)	    NAMEN-AKT	  H5833N103   10,204 	268,802    SH		Sole		268,802    0	0
TRANSOCEAN LTD.	              REG SHS	  H8817H100    8,723 	101,987    SH		Sole		101,987    0	0
